Trade and other receivables - ECL (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	$ (28,258)
Ending balance	(18,004)
Accumulated Impairment
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	5,101
Ending balance	3,877
ECL of trade and other receivables | Accumulated Impairment
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	5,101
Provision for expected credit losses	(76)
Write-off	(726)
Effect of translation	(422)
Ending balance	$ 3,877